Expense Example - FidelitySAIMunicipalIncomeFund-PRO - FidelitySAIMunicipalIncomeFund-PRO - Fidelity SAI Municipal Income Fund - Fidelity SAI Municipal Income Fund	Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 37
3 years	119
5 years	210
10 years	$ 478